Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Services costs				$ 1,363	$ 399
Related party costs related to stock compensation				967
Capital contributions				21,584	4,866
Contributed capital from the Parent		$ 505	$ 19,692	20,111	4,826
Contribution from the Parent related to stock-based compensation				1,473	40
Total capital contributions				88,009	66,425
Outstanding payables balance from affiliate subsidiaries				18	0
Affiliated Entity [Member]
Related Party Transactions [Line Items]
Cost of revenues	$ 69	$ 86	$ 144	$ 264	$ 447